SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Cash distribution

On August 2, 2018, PBF GP’s board of directors announced a cash distribution, based on the results of the second quarter of 2018, of $0.4950 per unit. The distribution is payable on August 30, 2018 to PBFX unitholders of record at the close of business on August 15, 2018.

East Coast Storage Assets Acquisition

On July 16, 2018, PBFX entered into an agreement with Crown Point International, LLC, formerly known as Axeon Specialty Products LLC, to purchase its wholly-owned subsidiary, CPI Operations LLC (the “East Coast Storage Assets Acquisition”) for total consideration of $107,000, which is comprised of an initial payment at closing of $75,000 with the balance being payable one year after closing. The East Coast Storage Assets Acquisition is expected to close in the fourth quarter of 2018, subject to customary regulatory and other approvals.

Registered Direct Offering

On July 16, 2018, the Partnership entered into a common unit purchase agreement with certain funds managed by Tortoise Capital Advisors, L.L.C. providing for the issuance and sale in a registered direct offering (the “Registered Direct Offering”) of an aggregate of 1,775,750 common units for gross proceeds of approximately $35,000. The Registered Direct Offering closed on July 30, 2018.

A&R Revolving Credit Facility

On July 30, 2018, PBFX amended and restated its Revolving Credit Facility dated May 14, 2014. Among other things, the A&R Revolving Credit Facility increases the maximum commitment available to PBFX from $360,000 to $500,000 and extends the maturity date to July 2023. The commitment fees on the unused portion, the interest rate on advances and the fees for letters of credit are consistent with the Revolving Credit Facility. The A&R Revolving Credit Facility contains representations, warranties and covenants by PBFX, as well as customary events of default and indemnification obligations that are consistent with, or more favorable to PBFX, than those in the Revolving Credit Facility.